OTHER PROVISIONS - Narrative (Details) - The Group - GBP (£) £ in Millions	3 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 1,933	£ 1,933		£ 1,933	£ 1,722
Restructuring provision	187	187		187	196
Payment Protection Insurance
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	20	20		20
Total payment protection insurance to date		21,906
Provision used, other provisions		178
HBOS
OTHER PROVISIONS (Details) - Narrative [Line Items]
Value of offers after compensation assessment	600	790	£ 109
Ex gratia payments			15
Payments in respect of settlements, reimbursement rights			£ 6
Lifetime cost of legal claim				1,225
Regulatory and legal provisions
OTHER PROVISIONS (Details) - Narrative [Line Items]
(Release) charge for the year		1,177
Other provisions	1,054	1,054		1,054	520
Provision used, other provisions		680
Arreas handling
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	26	26		26
Arreas handling | Management fees and activities
OTHER PROVISIONS (Details) - Narrative [Line Items]
Total arrears handling to date		1,026
Relating to the transitional service agreement | TSB Banking Group plc
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	90	90		90
Total TSB various ongoing commitments to date today		665
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	78	78		78	£ 112
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 114	£ 114		£ 114